OPERATING INCOME - Interest and valuation on financial instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING INCOME
Interest on debt instruments using the effective interest method	$ 965,935	$ 1,029,377	$ 588,792
Interest and valuation on financial instruments	1,756,244	578,688	1,362,700
Interest and valuation on financial assets instruments	2,722,179	1,608,065	1,951,492
Debt investments
OPERATING INCOME
Interest and valuation on financial instruments	1,367,980	628,082	1,198,296
Repos
OPERATING INCOME
Interest and valuation on financial instruments	237,321	137,014	(84,410)
Derivatives
OPERATING INCOME
Interest and valuation on financial instruments	154,130	(157,818)	171,381
Spot transactions
OPERATING INCOME
Interest and valuation on financial instruments	$ (3,187)	$ (28,590)	$ 77,433